Reinsurance - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy	$ 5
Minimum amount of risk-based capital General Electric Capital Corporation agreed to maintain	150.00%
Fixed maturity securities pledged as collateral	9,313	8,294
Commercial mortgage loans pledged as collateral	895	919
Reinsurance recoveries recognized as a reduction of benefits and other changes in reserves	2,951	2,492	2,527
Union Fidelity Life Insurance Company
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverable associated with reinsurance transactions with UFLIC	$ 14,725	$ 14,780